Equity	9 Months Ended
Sep. 30, 2014
Equity
Equity

6. Equity

        Prior to the May 28, 2014 separation, the financial statements were carved-out from SPG's books and records; thus, pre-separation ownership was solely that of SPG and noncontrolling interests based on their respective ownership interest in SPG L.P. on the date of separation (see Notes 1 and 2 for more information). Upon becoming a separate company on May 28, 2014, WPG's ownership is now classified under the typical stockholders' equity classifications of common stock, capital in excess of par value and retained earnings. Related to the separation, 155,162,597 shares of WPG common stock and 31,575,487 units of WPG L.P.'s limited partnership interest were issued to shareholders of SPG and unit holders of SPG L.P., respectively.

  Changes in Equity

        The following table provides a reconciliation of the beginning and ending carrying amounts of consolidated and combined equity:

	Common Stock	Capital in Excess of Par Value	SPG Equity	Retained Earnings	Total Stockholders' Equity	Noncontrolling Interests	Total Equity
Balance, December 31, 2013	$—	$—	$1,565,169	$—	$1,565,169	$319,356	$1,884,525
Issuance of shares in connection with separation	16	711,265	(711,281)	—	—	—	—
Issuance of limited partner units	—	—	—	—	—	22,464	22,464
Noncontrolling interest in property (see Note 4)	—	—	—	—	—	1,032	1,032
Equity-based compensation	—	—	—	—	—	1,266	1,266
Adjustments to noncontrolling interests	—	10,875	—	—	10,875	(10,875)	—
Distributions to SPG, net(1)	—	—	(878,209)	—	(878,209)	(181,978)	(1,060,187)
Distributions on common shares/units ($0.25 per common share/unit)	—	—	—	(38,797)	(38,797)	(8,258)	(47,055)
Purchase of noncontrolling interest	—	—	—	—	—	(845)	(845)
Net income	—	—	24,321	112,073	136,394	28,210	164,604

Balance, September 30, 2014	$16	$722,140	$—	$73,276	$795,432	$170,372	$965,804

(1)
Amount includes approximately $1.0 billion of proceeds on new indebtedness retained by SPG L.P. as part of the separation (see Note 5).

  Stock Based Compensation

        On May 28, 2014, the Company's Board of Directors adopted the Washington Prime Group, L.P. 2014 Stock Incentive Plan (the "Plan"), which permits the Company to grant awards to current and prospective directors, officers, employees and consultants of the Company or an affiliate. An aggregate of 10,000,000 shares of common stock has been reserved for issuance under the Plan. In addition, the maximum number of awards to be granted to a participant in any calendar year is 500,000 shares. Awards may be in the form of stock options, stock appreciation rights, restricted stock, restricted stock units or other stock-based awards in WPG, or long term incentive plan ("LTIP") units or performance units in WPG, L.P. The Plan terminates on May 28, 2024.

  Other Compensation Arrangements

        On June 24, 2014, Mark Ordan, our Chief Executive Officer, was awarded 153,610 LTIP units under the Plan, pursuant to the employment agreement between the Company and Mr. Ordan, dated as of February 15, 2014 (the "Employment Agreement"). The LTIP units were granted as "Inducement LTIP Units" under the terms of the Employment Agreement. Subject to certain exceptions, 25% of the Inducement LTIP Units will become vested on each of the first four anniversaries of the effective date of the Employment Agreement based on continued employment. The grant date fair value of the award of $3.0 million is being recognized as expense over the applicable vesting period.

        Mr. Ordan is also entitled to receive special performance LTIP units ("Special PP Units") under the terms of the employment agreement that vest based upon the Company's achievement of certain shareholder return and outperformance of the Company's stock relative to certain indices. These Special PP Units were valued by an external specialist at a discount to the stock price on the date of the separation in order to allow for the possibility that the stock performance conditions will not be met. If the performance criteria have been met, a maximum amount, based on the closing price for the 20 consecutive trading days commencing on the separation date, of $2.0 million ("First Special PP"), $1.5 million ("Second Special PP") and $1.5 million ("Third Special PP") may become earned on December 31, 2015, 2016 and 2017, respectively. The earned First and Second Special Units will vest on May 28, 2017 and the earned Third Special PP Units will be vested immediately upon being earned, subject to continued employment. The grant date fair value of the award of $2.3 million is being recognized as expense over the applicable vesting periods of the Special PP Units.

        Additionally, the employment agreement provides that Mr. Ordan will receive an annual grant of LTIP units with respect to each fiscal year during the term of the employment agreement, to be made no later than promptly following the completion of our audited financial statements for such fiscal year and on terms no less favorable than the annual LTIP unit awards made to our other senior executives (the "Annual LTIP Units"). The number of Annual LTIP Units granted in respect of a fiscal year will be determined based on our achievement of total shareholder return ("TSR") goals with respect to such fiscal year by dividing a cash amount, not greater than $0.75 million, by the average closing price of our common stock for the final 15 trading days of such fiscal year, with Annual LTIP Units awarded in respect of fiscal year 2014 pro-rated based on the number of days from March 15, 2014 to December 31, 2014. Annual LTIP Units vest at a rate of one-third on each of the first three anniversaries of the first day of the fiscal year following the fiscal year in respect of which such Annual LTIP Units were granted, subject to Mr. Ordan's continued employment on each such vesting date.

        On August 25, 2014, the Company awarded 130,000 time-vested LTIP Units ("Officer Inducement LTIP Units") to the executive officers of the Company under the Plan, pursuant to LTIP Unit Award Agreements between the Company and each of the officers. The Officer Inducement LTIP Units vest 25% on each of the first four anniversaries of the award date, subject to each respective officer's continued employment on each such vesting date.

        On August 25, 2014, the Company awarded LTIP units subject to performance conditions described below ("Officer Performance LTIP Units") to each of the executive officers of the Company in the maximum total amount of 195,000 units. The Officer Performance LTIP Units relate to the following performance periods: from May 28, 2014 to (i) December 31, 2015, (ii) December 31, 2016, and (iii) December 31, 2017, in each case, subject to the officer's continued employment through the applicable vesting date. The vesting date is May 28, 2017 for the performance periods ending in 2015 and 2016 and is the applicable grant date for the performance period ending in 2017. The Performance LTIP Units are granted promptly (and in any event within 15 days) of the end of each applicable performance period. In each case, the maximum number of Officer Performance LTIP Units granted for each of the performance periods is one-third of the maximum total amount described above. The number of Officer Performance LTIP Units granted in respect of each performance period will be determined as a percentage of the maximum, based on the Company's achievement of absolute and relative (versus the MSCI REIT Index) total shareholder return ("TSR") goals, with 40% of the Officer Performance LTIP Units available for grant with respect to each performance period granted based on achievement of absolute TSR goals, and 60% of the Officer Performance LTIP Units available for grant with respect to each performance period granted based on achievement of relative TSR goals.

        We recorded compensation expense related to all LTIP units of approximately $1.2 million and $1.3 million for the three and nine months ended September 30, 2014, respectively, which expense is included in general and administrative expense in the accompanying consolidated and combined statements of operations.

  Board of Directors Compensation

        On August 4, 2014, the Board of Directors approved annual compensation for the period of May 28, 2014 through May 28, 2015 for the independent members of the Board of Directors of the Company. Each independent director's annual compensation shall total $0.2 million based on a combination of cash and restricted stock units granted under the Plan.

  Dividends

        On September 15, 2014, the Company paid a quarterly cash dividend of $0.25 per common share/unit. On August 4, 2014, the Company's Board of Directors had declared the dividend to shareholders and unitholders of record on August 27, 2014, with an ex-dividend date of August 25, 2014.